Taxation (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets：
Net operating loss carried forward	$ 18,487,390	$ 13,163,121
State net operating loss carried forwards for US entity	733
Accrued expenses	553,354	4,590,843
Allowance for doubtful accounts		39,230
Total deferred tax assets	19,041,477	17,793,194
Less: valuation allowance	(19,041,477)	(17,793,194)
Deferred tax assets, net of valuation allowance